LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 20.1%	Par	Value
United States Treasury Note
0.25%, 05/31/2025	$885,000	$838,261
0.25%, 10/31/2025	2,400,000	2,236,031
3.75%, 04/15/2026	8,645,000	8,497,765
0.75%, 05/31/2026	23,655,000	21,798,637
4.50%, 07/15/2026	5,145,000	5,138,770
1.50%, 08/15/2026	21,795,000	20,317,027
4.13%, 02/15/2027	24,725,000	24,526,041
3.88%, 11/30/2027	21,540,000	21,201,755
3.50%, 01/31/2028	15,035,000	14,602,156
3.63%, 03/31/2028	14,185,000	13,835,362
1.38%, 10/31/2028	20,990,000	18,500,717
3.75%, 12/31/2028	18,345,000	17,963,768
4.25%, 02/28/2029	14,775,000	14,802,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,477,990)		184,258,993

COMMODITY POOL - 13.4%	Shares	Value
Galaxy Commodity - Polaris Fund LLC(a)	–	122,600,496
TOTAL COMMODITY POOL (Cost $162,848,172)		122,600,496

CORPORATE BONDS - 9.6%	Par	Value
Aerospace & Defense - 0.3%
Boeing Co., 3.25%, 02/01/2028	1,305,000	1,201,264
L3Harris Technologies, Inc., 5.40%, 01/15/2027	885,000	891,723
RTX Corp., 4.13%, 11/16/2028	445,000	430,701
		2,523,688

Agriculture - 0.1%
Philip Morris International, Inc., 4.88%, 02/15/2028	780,000	778,403

Auto Manufacturers - 0.3%
Daimler Truck Finance North America LLC, 5.00%, 01/15/2027 (b)	700,000	698,330
General Motors Financial Co., Inc., 5.80%, 06/23/2028	1,055,000	1,076,154
Toyota Motor Credit Corp., 5.60%, 09/11/2025	550,000	553,795
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (b)	690,000	644,843
		2,973,122

Banks - 3.8%
Banco Santander SA
3.50%, 03/24/2025	700,000	687,161
2.75%, 05/28/2025	265,000	256,053
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,885,000	1,840,765
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	1,395,000	1,431,266
Bank of America NA, 5.53%, 08/18/2026	4,010,000	4,052,200
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029	1,260,000	1,309,688
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	675,000	645,866
Citibank NA, 5.80%, 09/29/2028	2,140,000	2,215,126
Citigroup, Inc., 4.14% to 05/24/2024 then SOFR + 1.37%, 05/24/2025	1,300,000	1,296,285
Credit Suisse AG, 5.00%, 07/09/2027	700,000	693,922
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (b)	765,000	775,380
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,625,000	2,634,047
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	555,000	584,376
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	630,000	647,576
ING Groep NV
3.55%, 04/09/2024	975,000	974,582
3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	895,000	878,993
JPMorgan Chase & Co., 5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029	2,610,000	2,630,166
JPMorgan Chase Bank NA, 5.11%, 12/08/2026	1,320,000	1,324,094
Morgan Stanley
0.79% to 05/30/2024 then SOFR + 0.53%, 05/30/2025	355,000	351,704
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	580,000	585,046
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	2,440,000	2,431,164
Toronto-Dominion Bank
3.77%, 06/06/2025	820,000	805,660
1.25%, 09/10/2026	1,320,000	1,204,663
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (b)	450,000	443,691
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (b)	655,000	669,347
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,285,000	1,300,590
Wells Fargo Bank NA, 5.45%, 08/07/2026	1,840,000	1,852,925
		34,522,336

Beverages - 0.1%
PepsiCo, Inc., 5.13%, 11/10/2026	1,225,000	1,235,320

Biotechnology - 0.1%
Amgen, Inc., 5.15%, 03/02/2028	1,210,000	1,218,374

Building Materials - 0.1%
Carrier Global Corp., 5.80%, 11/30/2025	555,000	558,782
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	475,000	459,620
		1,018,402

Chemicals - 0.0%(c)
Nutrien Ltd., 4.90%, 03/27/2028	420,000	418,012

Cosmetics & Personal Care - 0.2%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,970,000	1,885,511

Diversified Financial Services - 0.4%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,910,000	1,942,469
Air Lease Corp., 5.85%, 12/15/2027	1,020,000	1,036,618
Capital One Financial Corp., 4.17% to 05/09/2024 then SOFR + 1.37%, 05/09/2025	625,000	623,755
Latam Airlines Group SA, 1.58%, 11/16/2024	1,716	1,692
MSN 41079 and 41084 Ltd., 1.72%, 07/13/2024	1,156	1,147
OMERS Finance Trust, 2.50%, 05/02/2024 (b)	420,000	418,916
Phoenix 2012 LLC, 1.61%, 07/03/2024	1,144	1,139
Private Export Funding Corp., 3.25%, 06/15/2025	510,000	499,858
		4,525,594

Electric - 0.7%
Florida Power & Light Co.
5.05%, 04/01/2028	1,270,000	1,284,342
4.40%, 05/15/2028	700,000	692,651
Georgia Power Co., 5.00%, 02/23/2027	1,130,000	1,131,870
NSTAR Electric Co., 3.20%, 05/15/2027	1,145,000	1,093,756
Southern California Edison Co., 1.20%, 02/01/2026	275,000	255,420
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,780,000	1,755,303
		6,213,342

Entertainment - 0.2%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	2,335,000	2,229,312

Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	760,000	718,354

Healthcare-Products - 0.3%
Baxter International, Inc., 1.32%, 11/29/2024	1,690,000	1,641,692
Revvity, Inc., 0.85%, 09/15/2024	1,565,000	1,528,718
		3,170,410

Healthcare-Services - 0.1%
HCA, Inc., 3.13%, 03/15/2027	1,010,000	955,569

Insurance - 0.4%
Equitable Financial Life Global, 1.40%, 07/07/2025 (b)	855,000	810,779
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (b)	375,000	375,445
Principal Life Global Funding II, 0.88%, 01/12/2026 (b)	880,000	812,817
Protective Life Global Funding, 0.78%, 07/05/2024 (b)	1,355,000	1,338,207
		3,337,248

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	470,000	473,787

Media - 0.2%
Charter Communications Operating LLC, 4.91%, 07/23/2025	1,400,000	1,383,156

Oil & Gas - 0.0%(c)
Marathon Oil Corp., 5.30%, 04/01/2029	160,000	159,825

Pharmaceuticals - 0.5%
AbbVie, Inc., 4.80%, 03/15/2029	395,000	395,456
Astrazeneca Finance LLC, 4.80%, 02/26/2027	480,000	479,979
CVS Health Corp.
2.88%, 06/01/2026	1,255,000	1,196,772
5.00%, 01/30/2029	295,000	295,960
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,785,000	1,759,588
		4,127,755

Pipelines - 0.5%
Enbridge, Inc.
2.50%, 02/14/2025	575,000	560,044
6.00%, 11/15/2028	495,000	514,887
Energy Transfer LP, 6.05%, 12/01/2026	1,295,000	1,321,483
Williams Cos., Inc.
5.40%, 03/02/2026	1,200,000	1,203,460
4.90%, 03/15/2029	595,000	591,117
		4,190,991

REITS - 0.4%
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	685,000	667,154
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (b)	950,000	947,327
SITE Centers Corp.
3.63%, 02/01/2025	525,000	516,872
4.70%, 06/01/2027	1,755,000	1,730,347
		3,861,700

Retail - 0.1%
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	1,010,000	1,026,954

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	645,000	644,318

Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	720,000	650,190

Telecommunications - 0.4%
AT&T, Inc., 2.30%, 06/01/2027	1,080,000	995,877
T-Mobile USA, Inc.
4.80%, 07/15/2028	860,000	853,054
4.85%, 01/15/2029	1,170,000	1,161,779
Verizon Communications, Inc., 2.10%, 03/22/2028	1,090,000	981,351
		3,992,061
TOTAL CORPORATE BONDS (Cost $88,517,152)		88,233,734

MORTGAGE-BACKED SECURITIES - 8.0%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.59% (1 mo. Term SOFR + 1.26%), 04/15/2034 (b)	1,250,000	1,142,137
Ares Commercial Real Estate Corp., Series 2021-FL4, Class A, 6.27% (1 mo. Term SOFR + 0.94%), 12/18/2037 (b)	14,199	14,167
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 6.48% (1 mo. Term SOFR + 1.15%), 01/15/2039 (b)	3,750,000	3,716,017
BHP Trust, Series 2019-BXHP, Class A, 6.35% (1 mo. Term SOFR + 1.02%), 08/15/2036 (b)	269,769	269,289
BX Trust
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038 (b)	2,950,000	2,918,656
Series 2021-XL2, Class B, 6.44% (1 mo. Term SOFR + 1.11%), 10/15/2038 (b)	2,736,756	2,711,098
Series 2024-WPT, Class A, 6.89% (1 mo. Term SOFR + 1.54%), 03/15/2034 (b)	500,000	498,748
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 10/15/2038 (b)	1,050,000	1,042,453
Commercial Mortgage Pass Through Certificates
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (b)	1,030,000	964,382
Series 2015-CR27, Class AM, 3.98%, 10/10/2048	1,000,000	963,230
Credit Suisse Mortgage Capital Certificates, Series 2017-CALI, Class A, 3.43%, 11/10/2032 (b)	1,750,000	1,470,998
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 6.56% (1 mo. Term SOFR + 1.23%), 11/15/2038 (b)	2,646,919	2,622,104
Fannie Mae Connecticut Avenue Securities
Series 2018-C01, Class 1EB1, 5.88% (30 day avg SOFR US + 0.56%), 07/25/2030	16,776	16,785
Series 2018-C05, Class 1M2, 7.78% (30 day avg SOFR US + 2.46%), 01/25/2031	1,127,923	1,154,674
Series 2021-R03, Class 1M2, 6.97% (30 day avg SOFR US + 1.65%), 12/25/2041 (b)	110,000	110,474
Series 2022-R03, Class 1M2, 8.82% (30 day avg SOFR US + 3.50%), 03/25/2042 (b)	2,137,057	2,239,705
Series 2022-R04, Class 1M2, 8.42% (30 day avg SOFR US + 3.10%), 03/25/2042 (b)	1,490,000	1,548,542
Series 2022-R05, Class 2M2, 8.32% (30 day avg SOFR US + 3.00%), 04/25/2042 (b)	115,000	118,585
Series 2022-R06, Class 1M2, 9.17% (30 day avg SOFR US + 3.85%), 05/25/2042 (b)	915,000	970,250
Series 2022-R07, Class 1M2, 9.97% (30 day avg SOFR US + 4.65%), 06/25/2042 (b)	1,655,000	1,798,634
Series 2022-R08, Class 1M2, 8.92% (30 day avg SOFR US + 3.60%), 07/25/2042 (b)	1,450,000	1,530,590
Series 2023-R01, Class 1M2, 9.07% (30 day avg SOFR US + 3.75%), 12/25/2042 (b)	2,830,000	3,024,401
Series 2023-R02, Class 1M2, 8.67% (30 day avg SOFR US + 3.35%), 01/25/2043 (b)	2,000,000	2,110,122
Series 2023-R04, Class 1M2, 8.87% (30 day avg SOFR US + 3.55%), 05/25/2043 (b)	2,000,000	2,129,106
Fannie Mae Pool, Pool MA5149, 5.50%, 09/01/2038	1,475,497	1,487,604
Freddie Mac Multifamily Structured Pass Through Certificates
Series K050, Class A1, 2.80%, 01/25/2025	667,952	659,306
Series K052, Class A1, 2.60%, 01/25/2025	73,664	72,682
Series K059, Class A1, 2.76%, 09/25/2025	505,725	491,787
Freddie Mac Pool, Pool SB8261, 5.50%, 10/01/2038	6,621,925	6,676,260
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, 7.62% (30 day avg SOFR US + 2.30%), 08/25/2033 (b)	1,888,853	1,926,195
Series 2021-DNA5, Class M2, 6.97% (30 day avg SOFR US + 1.65%), 01/25/2034 (b)	78,832	79,111
Series 2021-DNA7, Class M2, 7.12% (30 day avg SOFR US + 1.80%), 11/25/2041 (b)	735,000	739,178
Series 2022-DNA2, Class M1B, 7.72% (30 day avg SOFR US + 2.40%), 02/25/2042 (b)	115,000	117,080
Series 2022-DNA3, Class M1B, 8.22% (30 day avg SOFR US + 2.90%), 04/25/2042 (b)	2,486,000	2,570,040
Series 2022-DNA5, Class M1B, 9.82% (30 day avg SOFR US + 4.50%), 06/25/2042 (b)	1,455,000	1,573,377
Series 2022-DNA6, Class M1B, 9.02% (30 day avg SOFR US + 3.70%), 09/25/2042 (b)	1,830,000	1,939,687
FRESB Multifamily Structured Pass Through Certificates
Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (d)	502,767	477,232
Series 2019-SB67, Class A5F, 2.09%, 07/25/2024 (d)	507,956	502,139
Series 2019-SB69, Class A5F, 2.25%, 10/25/2024 (d)	1,268,858	1,245,194
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 02/15/2038 (b)	1,400,000	1,169,373
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2036 (b)	3,685,000	3,622,994
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (b)(d)	808,181	686,777
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 04/15/2038 (b)	708,673	707,787
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class AS, 4.11%, 09/15/2047	1,350,000	1,276,051
Series 2014-C23, Class ASB, 3.66%, 09/15/2047	119,650	119,049
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.24% (1 mo. Term SOFR + 0.92%), 04/15/2038 (b)	1,677,753	1,669,889
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056 (b)(d)	91,527	85,586
Onslow Bay Mortgage Loan Trust, Series 2018-1, Class A2, 6.09% (1 mo. Term SOFR + 0.76%), 06/25/2057 (b)	180,788	173,653
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.32% (1 mo. Term SOFR + 0.99%), 07/15/2038 (b)	3,250,000	3,091,601
SMR Mortgage Trust, Series 2022-IND, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 02/15/2039 (b)	3,478,968	3,385,943
SREIT Trust, Series 2021-MFP2, Class A, 6.26% (1 mo. Term SOFR + 0.94%), 11/15/2036 (b)	1,000,000	994,688
UBS Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.50%, 12/15/2050	700,582	678,189
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (b)(e)	126,647	120,737
TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,799,718)		73,424,336

U.S. GOVERNMENT AGENCY ISSUES - 5.0%	Par	Value
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	8,685,000	8,675,854
4.38%, 03/08/2027	3,720,000	3,711,015
Federal Home Loan Banks
1.00%, 12/20/2024	5,835,000	5,662,481
2.07%, 08/28/2025	11,855,000	11,424,519
1.10%, 02/25/2028	6,475,000	5,689,236
Federal National Mortgage Association
1.75%, 07/02/2024	6,000,000	5,945,285
1.88%, 09/24/2026	4,523,000	4,241,347
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	4,344	3,941
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $45,645,883)		45,353,678

ASSET-BACKED SECURITIES - 4.6%	Par	Value
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.79% (1 mo. Term SOFR + 0.46%), 09/15/2045 (b)	5,926	5,900
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (b)(f)	39,551	36,985
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 7.09% (1 mo. Term SOFR + 1.76%), 03/15/2032	132,378	133,514
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026	1,050,000	1,047,831
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	4,900,000	4,866,784
CarMax Auto Owner Trust, Series 2021-4, Class A3, 0.56%, 09/15/2026	1,454,686	1,408,256
Carvana Auto Receivables Trust
Series 2021-P2, Class A3, 0.49%, 03/10/2026	448,862	444,981
Series 2021-P4, Class A3, 1.31%, 01/11/2027	2,282,663	2,218,336
Series 2022-P3, Class A3, 4.61%, 11/10/2027	3,825,000	3,785,730
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (b)	2,003,875	1,834,644
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (b)	967,960	968,770
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	289,452	271,220
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (b)	1,230,467	1,124,939
General Motors Financial Co., Inc., Series 2021-2, Class A3, 0.34%, 12/18/2026	180,434	179,548
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class A3, 0.35%, 10/16/2025	148,688	147,514
Series 2021-3, Class A3, 0.48%, 06/16/2026	977,522	954,295
Series 2021-4, Class A3, 0.68%, 09/16/2026	1,014,194	984,818
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,560,000	1,582,241
Hilton Grand Vacations, Inc., Series 2019-AA, Class A, 2.34%, 07/25/2033 (b)	707,917	677,186
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/2026	3,146,197	3,143,686
Series 2024-1, Class A3, 5.21%, 08/15/2028	2,080,000	2,090,133
IPFS Corp., Series 2021-B, Class A, 0.77%, 08/15/2026 (b)	1,450,000	1,422,843
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (b)	204,065	193,910
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (b)	489,675	455,494
MVW Owner Trust
Series 2018-1A, Class A, 3.45%, 01/21/2036 (b)	314,426	311,766
Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	153,617	149,172
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (b)	569,011	499,115
OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.57%, 03/14/2033 (b)	120,367	119,796
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (b)	2,352,000	2,191,027
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (b)	1,397,222	1,188,515
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (b)	2,480,813	2,244,833
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029 (b)	1,330,000	1,329,487
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (b)	1,050,000	1,002,272
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,000,000	2,004,513
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	1,437,540	1,404,007
TOTAL ASSET-BACKED SECURITIES (Cost $43,663,584)		42,424,061

MUNICIPAL BONDS - 0.2%	Par	Value
County of King WA Sewer Revenue, 0.80%, 07/01/2025	320,000	303,846
State of Hawaii, 1.03%, 08/01/2025	1,955,000	1,855,470
TOTAL MUNICIPAL BONDS (Cost $2,275,000)		2,159,316

SHORT-TERM INVESTMENTS - 24.2%
U.S. Treasury Bills - 24.2%	Par
5.40%, 04/18/2024(g)	85,095,000	84,883,633
5.31%, 05/09/2024(g)	61,610,000	61,273,782
5.08%, 07/18/2024(g)	75,899,000	74,723,399
		220,880,814
TOTAL SHORT-TERM INVESTMENTS (Cost $220,929,314)		220,880,814

TOTAL INVESTMENTS - 85.1% (Cost $824,156,813)		$779,335,428
Money Market Deposit Account - 3.3%(h)(i)		30,067,376
Other Assets in Excess of Liabilities - 11.6%(j)		106,055,259
TOTAL NET ASSETS - 100.0%		$915,458,063

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $81,567,110 or 8.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(e)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(g)	The rate shown is the effective yield as of March 31, 2024.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.24%.

(i)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2024 is $38,891.
(j)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the net value of these assets totals $413,455.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2024	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty

12/17/2027	LoCorr Commodities Index#	0.50%	Quarterly	$328,445,098	$76,404,940	$(30,708,420)	$45,696,520	Deutsche Bank AG

# Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of March 31, 2024 are shown below:#

		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Apr-24	2,270	$187,480,504	8.95%
Soybean	May-24	1,244	73,858,954	3.53%
Brent Crude (ICE)	Apr-24	836	72,303,985	3.45%
Natural Gas	May-24	3,545	70,109,605	3.35%
Copper (COMEX)	Jul-24	497	50,149,762	2.40%
Heating Oil	May-24	445	48,778,664	2.33%
Natural Gas	Jan-25	1,192	42,172,960	2.01%
Gasoline RBOB	May-24	356	39,934,210	1.91%
Brent Crude (ICE)	Jun-24	416	35,310,625	1.69%
Cotton No.2	Jul-24	735	33,787,845	1.61%
WTI Crude (NYMEX)	Jun-24	397	32,213,831	1.54%
Coffee	Jul-24	363	25,657,067	1.22%
Low Sulphur Gasoil	Sep-24	308	24,421,509	1.17%
Hard Red Wheat	Jul-24	838	24,275,223	1.16%
Endex Dutch TTF Gas Future	Sep-24	965	22,431,651	1.07%
Corn	Jul-24	779	17,578,784	0.84%
Low Sulphur Gasoil	May-24	186	15,042,051	0.72%
Endex Dutch TTF Gas Future	Dec-24	552	14,620,495	0.70%
Soybean	Nov-24	230	13,608,294	0.65%
WTI Crude (ICE)	May-24	154	12,640,962	0.60%
Feeder Cattle	Apr-24	94	11,660,825	0.56%
Wheat	May-24	410	11,429,595	0.54%
Endex Dutch TTF Gas Future	Feb-25	423	11,026,515	0.53%
Soybean Oil	Dec-24	369	10,595,344	0.50%
Lean Hogs	Apr-24	298	10,331,437	0.49%
Endex Dutch TTF Gas Future	Jan-25	423	10,135,768	0.48%
Total Purchase Contracts			921,556,465	44.00%

Sale Contracts:(1)
WTI Crude (NYMEX)	May-24	(2,377)	$194,685,555	9.30%
Soybean	Jul-24	(1,375)	82,632,021	3.95%
Natural Gas	Jun-24	(3,304)	76,734,334	3.67%
Copper (COMEX)	May-24	(765)	76,604,296	3.66%
Heating Oil	Apr-24	(592)	65,013,117	3.10%
Brent Crude (ICE)	May-24	(683)	58,465,588	2.79%
Natural Gas	Dec-24	(1,224)	45,416,520	2.17%
Gasoline RBOB	Apr-24	(287)	32,616,721	1.56%
Cotton No.2	May-24	(672)	30,695,217	1.47%
Feeder Cattle	May-24	(210)	26,099,423	1.25%
Corn	May-24	(1,170)	25,685,105	1.23%
Lean Hogs	Jun-24	(623)	25,375,617	1.21%
Coffee	May-24	(306)	21,765,133	1.04%
Low Sulphur Gasoil	Apr-24	(250)	20,449,119	0.98%
Hard Red Wheat	May-24	(672)	19,678,511	0.94%
Low Sulphur Gasoil	Jun-24	(239)	19,198,834	0.92%
Aluminum	Jun-24	(295)	17,120,817	0.82%
Wheat	Jul-24	(530)	15,170,151	0.72%
Endex Dutch TTF Gas Future	May-24	(690)	14,767,434	0.70%
Silver	May-24	(117)	14,505,455	0.69%
Endex Dutch TTF Gas Future	Apr-24	(590)	12,994,904	0.62%
Endex Dutch TTF Gas Future	Aug-24	(543)	11,919,744	0.57%
Red Spring Wheat	May-24	(357)	11,606,194	0.55%
Soybean Oil	Jul-24	(362)	10,466,935	0.50%
Total Sale Contracts			929,666,745	44.41%
Other Futures Contracts			217,050,593	10.37%
Total Futures Contracts			2,068,273,803	98.78%
Total Cash and Foreign Currency			19,998,830	0.96%
Total Forward Currency Contracts			5,422,539	0.26%
Total Underlying Positions			$2,093,695,172	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Investment Valuation

Fair Value Measurement Summary

March 31, 2024 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage-backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage-backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

● securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

● securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

● securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

● For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and other financial instruments as of March 31, 2024:

LoCorr Long/Short Commodities Strategy Fund
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	184,258,993	–	184,258,993
Commodity Pool(a)	–	–	–	122,600,496
Corporate Bonds	–	88,233,734	–	88,233,734
Mortgage-Backed Securities	–	73,424,336	–	73,424,336
U.S. Government Agency Issues	–	45,353,678	–	45,353,678
Asset-Backed Securities	–	42,424,061	–	42,424,061
Municipal Bonds	–	2,159,316	–	2,159,316
U.S. Treasury Bills	–	220,880,814	–	220,880,814
Total Assets	–	656,734,932	–	779,335,428

Other Financial Instruments*:
Assets
Total Return Swaps	–	45,696,520	–	45,696,520
Total Assets	–	45,696,520	–	45,696,520

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.